Management of Financial Risks - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Management of Financial Risks
Hedging timeline financial risk management policy in months	24 months
Cash and cash equivalents	€ 34,186	€ 21,610	€ 17,888	€ 135,509
Foreign Exchange Risk [member]
Management of Financial Risks
Hedging timeline financial risk management policy in months	24 months
Percentage change in foreign exchange rate	5.00%